1933 Act Registration No. 2-99356
                                        1940 Act File No. 811-4367

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 29                               [X]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 30                                              [X]

                  LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Kevin M. Carome                Cameron S. Avery
    Executive Vice President       Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe               Three First National Plaza
    Funds Municipal Trust           70 W. Madison Street,, Suite 3300
    One Financial Center            Chicago, Illinois 60602
    Boston, Massachusetts 02111
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Intermediate Municipals Fund, Stein Roe Municipal Money Market Fund, Stein Roe Managed Municipals Fund, and Stein Roe High-Yield Municipals Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust as it relates to Stein Roe Municipal Money Market Fund and Stein Roe High-Yield Municipals Fund.

The prospectus and statement of additional information relating to the series of Liberty-Stein Roe Funds Municipal Trust designated Stein Roe Municipal Money
Market Fund, Stein Roe Intermediate Municipals Fund and Stein Roe Managed Municipals Fund are not affected by the filing of this Post-Effective Amendment No. 29.

LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A          PROSPECTUS, AUGUST 1, 2000
--------------------------------------------------------------------------------


Advised by Stein Roe & Farnham Incorporated


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------------
| NOT FDIC | MAY LOSE VALUE    |
           --------------------|
| INSURED  | NO BANK GUARANTEE |
--------------------------------



------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                   2
------------------------------------------------------------------------------
Investment Goals......................................................     2

Principal Investment Strategies.......................................     2

Principal Investment Risks............................................     3

Performance History...................................................     5

Your Expenses.........................................................     6


YOUR ACCOUNT                                                               7
------------------------------------------------------------------------------

How to Buy Shares.....................................................     7

Sales Charges.........................................................     8

How to Exchange Shares................................................     9

How to Sell Shares....................................................     9

Fund Policy on Trading of Fund Shares................................     11

Distribution and Service Fees........................................     11

Other Information About Your Account.................................     12


MANAGING THE FUND                                                         15
------------------------------------------------------------------------------

Investment Advisor...................................................     15

Portfolio Manager....................................................     15



OTHER INVESTMENT
STRATEGIES AND RISKS                                                      16
------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                      19
------------------------------------------------------------------------------

THE FUND



INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. It is a fundamental policy that the Portfolio's assets will be invested so that at least 80% of the Portfolio's gross income will be exempt from federal income tax. The Portfolio may invest up to 20% of its total assets in high-quality taxable money market instruments. The portfolio manager may purchase bonds of any maturity.

In selecting municipal securities for the Portfolio, the portfolio manager invests at least 65% of its total assets in medium- or lower-rated tax-exempt securities.
These securities are at the time of purchase:

      -     rated A or below by Standard & Poor's Corporation,

      -     rated A or below by Moody's Investors Service, Inc.,

      - given a comparable rating by another nationally recognized rating agency, or,

      - unrated securities that Stein Roe believes to be of comparable quality.

Lower rated securities are sometimes referred to as "junk bonds."

The Portfolio may invest any or all of its assets in high-quality tax-exempt securities under the following conditions:

      - the portfolio manager believes that the difference in returns between higher-quality and lower-quality securities are narrow, or

      - the portfolio manager expects increased volatility in interest rates.

Investment in higher-quality securities may reduce the Fund's current income.

The Fund seeks to achieve capital appreciation through the Portfolio purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

The Portfolio may also invest 25% or more of its assets in industrial development bonds or participation interests in those bonds.

The Portfolio is permitted to invest all of its assets in bonds subject to the alternative minimum tax.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

THE FUND



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principle and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principle and interest payment obligations.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if the Portfolio has to reinvest the unanticipated proceeds at a lower interest rate.

THE FUND



Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

Because the Portfolio may invest more than 25% of its total assets in industrial development bonds or participation interests therein, the Portfolio may be more adversely affected than competing funds by an economic, business or political development or change.


The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.


Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS shows the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS S)(1)


                              [BAR GRAPH OMITTED]

 1990     1991     1992     1993      1994      1995      1996     1997     1998     1999
--------------------------------------------------------------------------------------------
7.63%    9.84%    5.35%    10.64%    -4.03%    17.72%    4.48%    9.53%    5.28%    -2.14%




The Fund's year-to-date total return through June 30, 2000 was +2.43%.

For period shown in bar chart:

Best quarter: 1st quarter 1995, +7.00%
Worst quarter: 1st quarter 1994, -5.11%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999(1)

                                   1 YEAR         5 YEARS       10 YEARS
       Class S (%)                  -2.14          6.78           6.26
       --------------------------------------------------------------------
       Lehman Index (%)             -2.06          6.91           6.89



(1) Because the Class A shares have not completed a full calendar year the bar chart and average annual total returns shown are for Class S shares, the oldest existing Fund class.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A
Maximum sales charge (load) on purchases(%)
(as a percentage of the offering price)                4.75
---------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions(%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)
---------------------------------------------------------------
Redemption fee(%) (as a percentage of
amount redeemed, if applicable)                            (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A
Management fee(%)                                     0.55
---------------------------------------------------------------
Distribution and service (12b-1) fees(%)              0.35(5)
---------------------------------------------------------------
Other expenses(%)                                     0.22(6)
---------------------------------------------------------------
Total annual fund operating expenses(%)               1.12


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                      $584        $814       $1,063      $1,773


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)   There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.02%. This arrangement may be terminated by the distributor at any time.

(6)   Other expenses are based on the Fund's Class S shares.

YOUR ACCOUNT



INVESTMENT MINIMUMS

Initial Investment................    $1,000
Subsequent Investments............    $   50
Automatic Investment Plan*........    $   50
Retirement Plans*.................    $   25


* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, SteinRoe Services,
                     Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                     MA 02105-1722.
--------------------------------------------------------------------------------------
By check For existing  accounts,  fill out and return the  additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to SteinRoe
                     Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box
                     1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By                   exchange You or your  financial  advisor may acquire shares by exchanging  shares you own in one fund for shares of the same class of the Fund at no additional  cost. There may be an  additional  charge if  exchanging  from a money  market fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By                   wire You may purchase shares by wiring money from your bank account  to your fund  account.  To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------------
By electronic You may purchase shares by electronically transferring money funds transfer from your bank account to your fund account by calling
                     1-800-422-3737.  Electronic  funds transfers may take up to two  business  days to settle  and be  considered  in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account.  You can select a pre-authorized  amount  to be  sent  via  electronic  funds transfer.  Be sure to complete the  appropriate  section of the application for this feature.
--------------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by one fund
diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                     1-800-345-6611.

YOUR ACCOUNT


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          4.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(7)                           0.00           0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
------------------------------------------------------------------------------
Next $2 million                                                0.50
------------------------------------------------------------------------------
Over $5 million                                                0.25(8)


(7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase causes the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(8)   Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT




UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD               INSTRUCTIONS

Through  your You may call your  financial  advisor  to place  your sell  order.
financial advisor To receive the current trading day's price, your financial advisor firm must  receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------------
By                   exchange You or your  financial  advisor may sell shares by exchanging  from the Fund  into  the  same  share  class of
                     another  fund  at  no  additional   cost.  To  exchange  by
                     telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                     calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                     1-800-345-6611.
--------------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                     In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to SteinRoe Services, Inc., c/o
                     Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------------
By                   wire You may sell shares and request  that the  proceeds be wired to your bank.  You must set up this feature  prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage on a monthly, quarterly or semi-annually basis if your  account  balance  is at  least  $5,000  and  have the proceeds  sent to you. This feature is not available if you hold your shares in  certificate  form. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank.  You must set up  this  feature  prior  to your  request.  Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

Dividend             Represents  interest and dividends  earned from  securities held by the Portfolio.
-------------------------------------------------------------------------------
Capital              gains  Represents  net long-term  capital gains on sales of securities  held for more than 12 months and net short-term capital gains,  which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(9)
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)(9):

-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer


(9) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.55% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

MAUREEN G. NEWMAN has been portfolio manager of the Portfolio since November, 1998, when she joined Stein Roe. In her role as portfolio manager, she is jointly employed as a senior vice president by both Colonial and Stein Roe. She has managed tax-exempt funds for Colonial since May, 1996. Prior to joining Colonial, Ms. Newman was a portfolio manager and bond analyst at Fidelity Investments from May, 1985 to May, 1996. Ms. Newman has a bachelor's degree in economics from Boston College and a master's degree from Babson College. She is a chartered financial analyst.

OTHER INVESTMENT STRATEGIES AND RISKS



UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Portfolio may make and the risks associated with them. In seeking to achieve its investment goals, the Portfolio may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Portfolio may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund and the Portfolio may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or the Portfolio.



WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Portfolio to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

OTHER INVESTMENT STRATEGIES AND RISKS




ZERO COUPON BONDS
--------------------------------------------------------------------------------

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.




MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local government and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Portfolio may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Portfolio's original investment.




INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------

Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that will vary inversely to changes in short-term market interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. Therefore, their market values are subject to greater risks of fluctuation than securities bearing a fixed rate of interest which may lead to greater fluctuation in the price of the security.



PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

OTHER INVESTMENT STRATEGIES AND RISKS



INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------

The Fund and Portfolio may lend money to borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Portfolio's normal investment activities. During such times, the Portfolio may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's existing class is shown. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report.Information for the period ended December 31, 1999 is unaudited. You can request a free annual report by calling 1-800-426-3750.


THE FUND


                                                (Unaudited)
                                             Six months ended
                                               December 31,                           Years ended June 30,
                                                 1999           1999         1998            1997
1996           1995

                                                Class S       Class S       Class S        Class S        Class
S         Class S
Net asset value--
Beginning of period ($)                         11.71          11.97          11.67          11.40
11.31          11.06
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income                            0.33           0.63           0.65           0.72
0.67           0.66
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and future transactions          (0.62)         (0.25)          0.30           0.27
0.09           0.25
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (0.29)          0.38           0.95           0.99
0.76           0.91
==================================================================================================================================
DISTRIBUTIONS ($):

Net investment income                           (0.33)         (0.64)         (0.65)         (0.72)
(0.67)         (0.66)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value--
End of period ($)                               11.09          11.71          11.97          11.67
11.40          11.31
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                (2.53) (d)      3.18 (e)       8.32           8.91
6.83           8.54
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA (%):

Ratio of net expenses
to average net assets                           0.81 (a)(b)     0.77           0.75           0.77
0.85           0.86
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                           5.64 (a)(b)     5.26           5.48           6.20
5.86           5.98
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%) (f)                      6 (d)             19           8 (c)            11
34             23
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period(000) ($)          268,916        297,874        341,780        306,070
282,956        281,155


(a)   Annualized.

(b) During the six months ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of five basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred for the six months ended December 31, 1999 without the reduction.

(c)   Prior to the commencement of operations of the Portfolio.

(d)   Not annualized.

(e) 0.50% of the return is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return would have been 2.68%.

(f) For fiscal years from 1995 to 1998, this represents the portfolio turnover prior to commencement of operations of the Portfolio. For the period from the commencement of operations, February 2, 1998 to June 30, 1999, the portfolio turnover for the Portfolio was 3% and the six months ended December 31, 1999, this represents the portfolio turnover for the Portfolio.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Municipal Trust: 811-4367

-     Stein Roe High Yield Municipals Fund


--------------------------------------------------------------------------------


                              [LIBERTY FUNDS LOGO]

752-01/293C-0700              Liberty Funds Distributor, Inc. (c)2000
                              One Financial Center, Boston, MA 02111-2621,
                              1-800-426-3750
                              www.libertyfunds.com

            Statement of Additional Information Dated August 1, 2000

                     LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
                     One Financial Center, Boston, MA 02111
                                  800-338-2550


                      Stein Roe High-Yield Municipals Fund-

                           Liberty High Income Municipals Fund Class A
                                            (the "Fund")



         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's Class A shares prospectus dated August 1, 2000, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Fund's June 30, 1999, Annual Report and December 31, 1999 Semi-annual Report, are incorporated by reference into this SAI. The Prospectus, Annual Report and Semi-annual Report may be obtained at no charge by telephoning 800-426-3750.


                                TABLE OF CONTENTS
                                                                            Page
General Information and History........................................2
Investment Policies....................................................3
Portfolio Investments and Strategies...................................4
Investment Restrictions................................................16
Additional Investment Considerations...................................19
Management.............................................................20
Financial Statements...................................................25
Principal Shareholders.................................................25
Investment Advisory and Other Services.................................25
Distributor............................................................27
Transfer Agent.........................................................29
Purchases and Redemptions..............................................29
Custodian..............................................................39
Independent Auditors...................................................40
Portfolio Transactions.................................................40
Additional Income Tax Considerations...................................45
Investment Performance.................................................47
Master Fund/Feeder Fund: Structure and Risk Factors....................51
Appendix--Ratings......................................................54

                         GENERAL INFORMATION AND HISTORY


 .........Stein Roe High-Yield  Municipals Fund (the "Fund") is a series of
Liberty-Stein Roe Funds Municipal Trust (the "Trust"). On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to "Liberty-Stein Roe Funds Municipal Trust" on October 18, 1999.

 .........The Fund  offers two  classes of  shares--Classes  A and S. Prior to
August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S, and The Fund commenced offering Class A shares. The Fund did not have separate classes prior to that date. This SAI describes Class A shares of the Fund. A separate SAI relates to Class S.

 .........The Trust is a  Massachusetts  business  trust  organized  under an
Agreement  and  Declaration  of Trust ("Declaration  of Trust")  dated
October 6, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes, as the Board may authorize. Currently, 4 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.


 .........Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

 .........Each  share of a series (or class  thereof) is entitled to  participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series (or class thereof) have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

 .........Rather than invest in securities directly, the Fund may seek to achieve its objective by pooling its assets with those of other investment companies for investment in another mutual fund having the same investment objective and substantially the same investment policies as its feeder fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Such investment would be subject to determination by the trustees that it was in the best interests of the Fund and its shareholders, and shareholders would receive advance notice of any such change. The Fund currently operates under the master fund/feeder fund structure and invests all of its assets in a separate master fund SR&F High-Yield Municipals Portfolio (the "Portfolio"), which is a series of SR&F Base Trust. For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors.

 .........Stein Roe & Farnham  Incorporated  ("Stein Roe") is responsible for the business affairs of the Trust and serves as investment adviser to the Portfolio. It also provides administrative and bookkeeping and accounting services to the Fund and Portfolio.


 .........Stein Roe & Farnham  Incorporated  ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund.


                               INVESTMENT POLICIES


 .........The  Trust is an  open-end  management  investment  company.  The
Fund is  diversified,  as that  term is defined in the Investment
Company Act of 1940.

 .........The investment objectives and policies are described in the
Prospectus under The Fund. In pursuing its objective, the Fund may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."1


                      PORTFOLIO INVESTMENTS AND STRATEGIES



Taxable Securities

         Assets of the Fund that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments such as: (1) U.S.
Government bills, notes and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government (including obligations not backed by the full faith and credit of the U.S. Government); (3) other money market instruments, and (4) repurchase agreements with banks and securities dealers.

AMT Securities

         Although the Fund currently limit their investments in Municipal Securities to those the interest on which is exempt from the regular federal income tax, the Fund may invest 100% of its total assets in Municipal Securities the interest on which is subject to the federal alternative minimum tax ("AMT").

Private Placements

         The Fund may invest in securities that are purchased in private placements (including privately placed securities eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ["1933 Act"]) and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when Stein Roe believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

Rule 144A Securities

         Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities for all Funds other than High-Yield Municipals Portfolio and no more than 15% for that Fund. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Fund does not expect to invest more than 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Standby Commitments

         The Fund may obtain standby commitments when it purchases Municipal Securities. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Stein Roe, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value. The Trust has received an opinion of Bell, Boyd & Lloyd LLC, counsel to the Trust, that interest earned by the Fund on Municipal Securities will continue to be exempt from the regular federal income tax regardless of the fact that the Fund holds standby commitments with respect to such Municipal Securities.

Participation Interests

         The Fund may purchase participation interests in all or part of specific holdings of Municipal Securities, but does not intend to do so unless the tax-exempt status of those participation interests or certificates of participation is confirmed to the satisfaction of the Board of Trustees, which may include consideration of an opinion of counsel as to the tax-exempt status. Each participation interest would meet the prescribed quality standards of the Fund or be backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. (See Investment Policies.) Some participation interests are illiquid securities.

         The Fund may also purchase participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by leased property, disposition of the property in the event of foreclosure might prove difficult.

         The Board of Trustees has delegated to Stein Roe the responsibility to determine the credit quality of participation interests. The determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

When-Issued and Delayed-Delivery Securities; Forward Commitments

         The Fund may purchase securities on a when-issued or delayed-delivery basis or purchase forward commitments, as described in the Prospectus. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before settlement date.

         At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Fund having a value of at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Short Sales Against the Box

         The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, the Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Fund currently does not expect that more than 5% of its total assets would be involved in short sales against the box.

Repurchase Agreements

         The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

Borrowings; Reverse Repurchase Agreements

         Subject to restriction (iv) under Investment Restrictions, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

         The Fund may also enter into reverse repurchase agreements with banks and securities dealers. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. The Fund did not enter into reverse repurchase agreements during the last year and have no present intention to do so.

         The Fund's reverse repurchase agreements and any other borrowings may not exceed 33 1/3% of its total assets, and the Fund may not purchase additional securities when its borrowings, less proceeds receivable from the sale of portfolio securities, exceed 5% of its total assets.


Rated Securities


         The rated securities  described under Investment Policies above for the
Fund  include   obligations   given  a  rating   conditionally   by  Moody's  or
provisionally by S&P.

         If the rating of a Municipal Security held by the Fund is lost or reduced below the minimum level applicable to its original purchase by the Fund, it is not required that obligation to be sold, but Stein Roe will consider such fact in determining whether that Fund should continue to hold the obligation.

         To the extent that the ratings accorded by Moody's, S&P, or Fitch IBCA for Municipal Securities may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with its investment policies. The Board of Trustees is required to review such ratings with respect to Municipal Money Portfolio.

Zero Coupon Bonds

         The Portfolio may invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, because the Fund accrues income with respect to these securities prior to the receipt of such interest, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

Tender Option Bonds; Trust Receipts

         The Fund may purchase tender option bonds and trust receipts. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Stein Roe will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. The Fund may invest up to 10% of net assets in tender option bonds and trust receipts.

Interfund Borrowing and Lending Program

         Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


Portfolio Turnover


         Although the Fund does not purchase securities with a view toward rapid turnover, there are no limitations on the length of time that portfolio securities must be held. As a result, the turnover rate may vary from year to year. A high rate of portfolio turnover, if it should occur, may result in the realization of capital gains or losses, and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


Options


         The Portfolio is permitted to purchase and to write both call options and put options on debt or other securities or indexes in standardized contracts traded on U.S. securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         Currently there are no publicly-traded options on individual tax-exempt securities. However, it is anticipated that such instruments may become available in the future.

         An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of an index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of the option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)

         The Fund is permitted to write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

         A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         Risks Associated with Options. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.


Futures Contracts and Options on Futures Contracts


         The Portfolio may enter into interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index (such as The Bond Buyer Municipal Bond Index which is based on The Bond Buyer Index of 40 actively-traded long-term general obligation and revenue bonds carrying at least an A rating by Moody's of S&P.) (at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that other futures contracts will be developed and traded. The Fund will engage in transactions involving new futures contracts (or options thereon) if, in the opinion of the Board of Trustees, they are appropriate instruments for the Fund.

         The Fund may purchase and write call options and put options on futures contracts (futures options). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates which might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The success of any futures technique depends on accurate predictions of changes in the level and direction of interest rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

         The Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. exchange, board of trade or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales, as the case may be, of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures and futures options trading and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.


         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


Limitations on Options and Futures


         If options, futures contracts, or futures options of types other than those described herein or in the prospectus are traded in the future, the Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

         The Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money" would exceed 5% of the Fund's total assets.

         When purchasing a futures contract or writing a put on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contracts. When writing a call option on a futures contract, the Fund similarly will maintain cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

         The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].


Taxation of Options and Futures


         If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities. For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.


         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS


         The Fund and Portfolio operate under the following investment restrictions. Restrictions that are fundamental policies, as indicated below, may not be changed without the approval of a "majority of the outstanding voting securities". The Fund or Portfolio may not:

         (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];

         (ii) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

         (iii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and the Portfolio provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (iv) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (v) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

         (vi) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (vii) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser;

         (viii) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;


        (ix) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

         (x) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

         (xi)  act  as  an  underwriter  of  securities,   except  that  it  may
participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

         The above restrictions (other than material within brackets) are fundamental policies of the Fund and Portfolio. The Fund and Portfolio have also adopted the following restrictions that may be required by various laws and administrative positions. These restrictions are not fundamental. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. The Fund or Portfolio may not:

         (a) own more than 10% of the outstanding voting securities of an issuer;

         (b) invest in companies for the purpose of exercising control or management;

         (c) make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization;

         (d) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

         (e) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days;

         (f) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

         (g) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (h) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose the Fund that has investment objectives compatible with your investment goals.


What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                                   MANAGEMENT

         The  Board  of   Trustees   of  the  Trust   has   overall   management
responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:



                                       Position(s) held       Principal occupation(s)
        Name, Age; Address              with the Trust       during past five years



William D. Andrews, 52;               Executive Vice-President Executive vice president of Stein Roe
One South Wacker Drive,
Chicago, IL  60606(4)

John A. Bacon Jr., 72; 4N640       Trustee                  Private investor
Honey Hill Road, Box 296, Wayne,
IL 60184 (3)(4)

Christine Balzano, 34; 245 Summer  Vice-President           Senior vice president of Liberty Funds Services, Inc.;
Street, Boston, MA 02210                                    formerly vice president and assistant vice president

William W. Boyd, 72; 2900 Golf     Trustee                  Chairman and director of Sterling Plumbing (manufacturer
Road, Rolling Meadows, IL  60008                            of plumbing products)
(2)(3)(4)

Kevin M. Carome, 43; One           Executive                Senior vice president, legal, Liberty Funds Group LLC
Financial Center, Boston, MA       Vice-President;          (an affiliate of Stein Roe) since Jan. 1999; general
02111  (4)                         Assistant Secretary      counsel and secretary of Stein Roe since Jan. 1998;
                                                            associate general counsel and vice president of Liberty
                                                            Financial Companies, Inc. (the indirect parent of Stein
                                                            Roe) through Jan. 1999

Denise E. Chasmer, 31;             Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliff Avenue                                     vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper
                                                            prior thereto

J. Kevin Connaughton, 35; 245      Vice-President;          Controller of the Stein Roe Funds since May 2000;
Summer Street, Boston, MA 02210    Controller               Controller and Chief Accounting Officer of the Liberty
(4)                                                         Funds since February 1998, Vice president of Colonial
                                                            Management
                                                            Associates,     Inc.
                                                            ("CMA")        since
                                                            February       1998;
                                                            senior tax  manager,
                                                            Coopers  &  Lybrand,
                                                            LLP from  April 1996
                                                            to   January   1998;
                                                            vice president,  440
                                                            Financial
                                                            Group/First     Data
                                                            Investor    Services
                                                            Group prior thereto

Nancy L. Conlin, 46; One           Senior Vice President    Secretary of the Stein Roe Funds since May 2000;
Financial Center, Boston, MA       and Secretary            Secretary of the Liberty Funds since April 1998
02111 (4)                                                   (formerly Assistant Secretary from July 1994 to April
                                                            1998);     Director,
                                                            Senior          Vice
                                                            President    General
                                                            Counsel,  Clerk  and
                                                            Secretary         of
                                                            Colonial  Management
                                                            Associates,     Inc.
                                                            since   April   1998
                                                            (formerly       Vice
                                                            President,  Counsel,
                                                            Assistant  Secretary
                                                            and Assistant  Clerk
                                                            from  July  1994  to
                                                            April  1998);   Vice
                                                            President,   General
                                                            Counsel          and
                                                            Secretary of Liberty
                                                            Funds   Group  since
                                                            December        1998
                                                            (formerly       Vice
                                                            President,   General
                                                            Counsel and Clerk of
                                                            The  Colonial  Group
                                                            from  April  1998 to
                                                            December        1998
                                                            (formerly  Assistant
                                                            Clerk from July 1994
                                                            to April 1998)

Lindsay Cook, 47; 600 Atlantic     Trustee                  Executive vice president of Liberty Financial Companies,
Avenue, Boston, MA 02210 (1)(2)(4)                          Inc. since March 1997; senior vice president prior
                                                            thereto

Stephen E. Gibson, 46; One         President                Vice chairman of Stein Roe since Aug. 1998; chairman,
Financial Center, Boston, MA                                CEO, president and director of Liberty Funds Group since
02111 (4)                                                   Dec. 1998; chairman of the Colonial Group from July 1998
                                                            to Dec. 1998; president of the Colonial Group from Dec.
                                                            1996 to Dec. 1998; chairman of Colonial Management
                                                            Associates, Inc. since Dec. 1998; CEO, president and
                                                            director of Colonial Management Associates since July
                                                            1996; managing director of Putnam Financial Services
                                                            from June 1992 through June 1996


Douglas A. Hacker, 43; P.O. Box    Trustee                  Senior vice president and chief financial officer of
66100, Chicago, IL 60666 (3) (4)                            UAL, Inc. (airline)

Loren A.  Hansen,  51;
One  South Wacker Drive, Chicago, IL 60606
                                                            Executive
                                                            Vice-President Chief
                                                            investment
                                                            officer/equity    of
                                                            CMA   since    1997;
                                                            executive       vice
                                                            president  of  Stein
                                                            Roe since Dec. 1995;
                                                            (4) vice
president of The
                                                            Northern Trust
                                                            (bank) prior thereto

Brian M. Hartford, 40;             Vice President           Employee of Stein Roe since November 1998; vice
One Financial Center                                        president of CMA since 1993
Boston, MA 02111



Janet Langford Kelly, 41; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37; 245 Summer    Vice President           Vice president and assistant controller of CMA
Street, Boston, MA 02210 (4)

William C. Loring, Jr. 49;         Vice President           Vice president of Stein Roe since November 1998; vice
One Financial Center                                        president of CMA
Boston,  MA 02111







                                       Position(s) held                      Principal occupation(s)
        Name, Age; Address              with the Trust                       during past five years

Pamela A. McGrath, 46: One         Senior Vice President    Treasurer of the Stein Roe Funds since May 2000;
Financial Center, Boston, MA       and Treasurer            Treasurer and Chief Financial Officer of the Liberty
02111 (4)                                                   Funds and Liberty All-Star Funds since April 2000;
                                                            Treasurer,     Chief
                                                            Financial    Officer
                                                            and  Vice  President
                                                            of the Liberty Funds
                                                            Group since December
                                                            1999;          Chief
                                                            Financial   Officer,
                                                            Treasurer and Senior
                                                            Vice   President  of
                                                            Colonial  Management
                                                            Associates     since
                                                            December       1999;
                                                            Senior          Vice
                                                            President        and
                                                            Director of Offshore
                                                            Accounting       for
                                                            Putnam  Investments,
                                                            Inc.,  from May 1998
                                                            to   October   1999;
                                                            Managing Director of
                                                            Scudder       Kemper
                                                            Investments     from
                                                            October,   1984   to
                                                            December 1997.

Mary D. McKenzie, 45; One          Vice President           President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111 (4)

Charles R. Nelson, 57; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

Maureen G. Newman, 40; Vice President Vice President of Stein Roe since November
1998; One Financial Center portfolio manager and vice president of CMA since May
Boston, MA 02111 (4) 1996; portfolio manager and bond analyst at Fidelity
                                                            Investments prior thereto


Nicholas S. Norton, 40; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 47;             Executive Vice President Executive Vice President of the Stein Roe Funds since
One Financial Center, Boston, MA                            May 2000; Vice President of the Liberty Funds since
02111 (4)                                                   April 1999; Executive Vice President and Director of
                                                            Colonial  Management
                                                            Associates     since
                                                            April          1999;
                                                            Executive       Vice
                                                            President  and Chief
                                                            Administrative
                                                            Officer    of    the
                                                            Liberty  Funds Group
                                                            since   April  1999;
                                                            Chief      Operating
                                                            Officer,      Putnam
                                                            Mutual   Funds  from
                                                            1994 to 1998.


Thomas C. Theobald, 62; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

Veronica M. Wallace,  53; Vice President Vice President of Stein Roe since March
1998;  portfolio  One South Wacker Drive  manager for Stein Roe since  September
1995; trader in Chicago,  IL 60606 (4) taxable short-term  instruments for Stein
Roe prior
                                                            thereto


-------------------------
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company
      Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.

         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended June 30, 1999 to each of the trustees:

                         Compensation from the Stein Roe
                                  Fund Complex*
                       -----------------------------------

                          Aggregate Compensation    Total           Average Per
       Name of Trustee        from the Trust        Compensation         Series

------------------------------ ----------------------------------  -------------

Thomas W. Butch**         -0-                         -0-                -0-
Lindsay Cook              -0-                         -0-                -0-
John A. Bacon Jr.**       $8,300                      $101,150          $2,199
William W. Boyd            8,400                       102,300           2,224
Douglas A. Hacker          7,300                        87,700           1,907
Janet Langford Kelly       8,000                        97,200           2,113
Charles R. Nelson          8,400                       102,100           2,220
Thomas C. Theobald         8,000                        97,200           2,113

    --------------
      * At June 30, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

      ** Mr. Butch served as a trustee until Nov. 3, 1998; Mr. Bacon was elected a trustee effective Nov. 3, 1998.

                              FINANCIAL STATEMENTS

         Please refer to the June 30, 1999 Financial Statements for the Fund (management discussion, statements of assets and liabilities and schedules of investments as of June 30, 1999 and the statements of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the June 30, 1999 Annual Report and the unaudited December 31, 1999 financial statements contained in the December 31, 1999 Semi-annual Report. Those Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.

                             PRINCIPAL SHAREHOLDERS


         As of June 30, 2000, no persons known by the Trust owned of record or "beneficially" 5% or more of the outstanding shares of the Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934.



                     INVESTMENT ADVISORY AND OTHER SERVICES


         Stein Roe & Farnham Incorporated provides investment management services and administrative services to the Fund. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Management Corporation, which is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.


         The director of Stein Roe are C. Allen Merritt, Jr. Mr. Merritt is Chief Operating Officer of Liberty Financial. The business address of
Mr. Merritt is 600 Atlantic Avenue, Boston, MA 02210.

         Stein Roe CounselorSM is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe CounselorSM is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.


         In return for its services, Stein Roe is entitled to receive a monthly administrative fee and a monthly management fee from the Fund. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:



----------------------------------------------------------------------------------------------------------------------

                                                                                Year Ended  Year Ended   Year Ended
                                                     Current Rates (as % of      6/30/99      6/30/98     6/30/97
        Fund/Portfolio                Type             average net assets)

                               --------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

High-Yield Municipals          Management fee     --                                     --    $803,747   $1,255,595
Fund


----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

                               Administrative fee  .150% up to $100 million,
                                                   .125% next $100 million,
                                                   .100% thereafter                $423,919     401,552      368,923

--------------------------------------------------------------------------------------------
-----------------
-----------------------------------------------------------------------------------------------------

High-Yield Municipals         Management fee     .450% up to $100
    Portfolio                                    million, .425% next
                                                 $100 million, .400%          1,399,418      579,690               --
                                                 thereafter

----------------------------------------------------------------------------------------------------------------------



         Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Fund--Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.


         Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement


         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended June 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $125,437, $125,832 and $125,858, respectively, from the Trust for services performed under this Agreement.


                                   DISTRIBUTOR


         Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


12b-1 Plan


         The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to Class A shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares.
 At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.25% annually. The Distributor may terminate this voluntary limitation without shareholder approval. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Fund and its shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.


         The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.


         The Fund offers two classes of shares (Class A and Class S). The Fund may in the future offer other classes of shares. Class S shares are offered at net asset value and are not subject to a Rule 12b-1 fee. Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee.

                                            TRANSFER AGENT


         SteinRoe Services Inc.  ("SSI"),  One South Wacker Drive,  Chicago,  IL
60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives fees from the Fund based on an annual rate of 0.22% of average net assets of Class S shares and [0.236%] of Class A shares. The Trust believes the charges by SSI to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolio.

         Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers
("Intermediaries") that maintain nominee accounts with the Fund for their clients who are Fund shareholders, may be paid a fee from SSI for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

         The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to the Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which the Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


         The Fund receives the entire net asset value of shares sold. For Class A shares, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.


         Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

         The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

Determination of Net Asset Value

         The net asset value per share for each Class is determined as of the close of business (normally 3:00 p.m., Central time, or 4:00 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading, except that certain classes of assets, such as index futures for which the market close occurs shortly after regular trading on the NYSE will be priced at the closing time of the markets on which they trade but in no event later than 5:00 p.m. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.

A Portfolio may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which a Fund does not determine net asset value. This may significantly affect the net asset value of that Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which market quotations are not readily available and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

         The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

         Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

         The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Special Purchase Programs/Investor Services

         The following special purchase programs/investor services may be changed or eliminated at any time.

         Automatic Investment Plan. As a convenience to investors, shares of most funds advised by Colonial, Newport Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount at least $50 are used to purchase a fund's shares at the public offering price next determined after the distributor receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase any day. Further information and application forms are available from the distributor.

         Automated Dollar Cost Averaging. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc., and Stein Roe in which you have a current balance of at least $5000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same class of shares of funds written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal and income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum) or change your selection of funds, by telephone or in writing; if in writing to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

You should consult your investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

The Distributor offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs for Reducing or Eliminating Sales Charges" for more information.

         Tax-Sheltered Retirement Plans. The Distributor offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs) and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account is $25. Investor's Bank & Trust Company is the Trustee of the prototype plans and charges an $18 annual fee. The annual fee will be waived if your aggregated IRA (Traditional IRA, Roth IRA and Education IRA) assets total $25,000 or more. This waiver will be based on the assets of record when the fees are assessed in December. If you close your account during the year, the Distributor will not aggregate the IRAs and you will be subject to that year's annual fee per IRA regardless of total assets. Further Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

         Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.

         Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

         Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

         Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must in the same name as the shareholder's existing open account with the particular Fund. Call for more information at 1-800-422-3737.

Programs for Reducing or Eliminating Sales Charges


         Right of Accumulation and Statement of Intent. Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed by Colonial Management Associates, Inc. or distributed by the Distributor (such funds hereinafter referred to as "Colonial Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Liberty Fund's Class A shares held by the shareholder (except shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty Fund other than a money market fund and Class B, C, T and Z shares).


         The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Liberty Fund may terminate or amend this right of Accumulation.

         Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Liberty Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

         Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

         Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

         Privileges of Adviser Employees, FSFs or Intermediaries. Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

         Sponsored Arrangements. Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         Class A shares may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.


         Waiver of Contingent Deferred Sales Charges (Class A accounts in excess of $1,000,000). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:


1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
(i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.


6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after Sept. 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in the Fund for at least two years.


         The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

How to Sell ("Redeem") Shares


         Shares may be sold on any day the NYSE is open, either directly to the Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

         To sell shares directly to the Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after the Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.


         FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

         Systematic Withdrawal Plan. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.

         A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.


         Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.


         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.


         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.


         Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

         Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.


         Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

How to Exchange Shares


         Class A share exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most Colonial Funds. For a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Colonial Municipal Money Market Fund or Colonial Government Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Colonial Funds. For more information on the Colonial Funds, see your FSF or Intermediary or call (800) 345-6611.


         By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

         In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

         An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.


         Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund and their shareholders to maintain assets in each of the countries in which the Fund invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.


         The Fund may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                              INDEPENDENT AUDITORS


         The independent auditors for the Fund are Ernst & Young LLP, 200 Clarendon St., Boston, MA 02116. The auditors audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.


                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.


         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Fund. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.


         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.


         Stein Roe places certain trades for the Fund through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Fund pay ATI a commission for these transactions. The Fund have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Fund may determine, Stein Roe may consider sales of shares of each of the Fund as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.


Investment Research Products and Services Furnished by Brokers and Dealers

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.
o  Fundamental  Industry   Analysis--industry-specific   fundamental  investment
research.  o Fixed Income  Security  Analysis--data  and  analytical  tools that pertain
     specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
o Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

         The Board of Trustees of the Trust has reviewed the legal aspects and the practicability of attempting to recapture underwriting discounts or selling concessions included in prices paid by the Fund for purchases of Municipal Securities in underwritten offerings. The Fund attempts to recapture selling concessions on purchases during underwritten offerings; however, the Adviser will not be able to negotiate discounts from the fixed offering price for those issues for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue. The Board periodically reviews efforts to recapture concessions and whether it is in the best interests of the Fund to continue to attempt to recapture underwriting discounts or selling concessions.

                      ADDITIONAL INCOME TAX CONSIDERATIONS


         The Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders. Thoughout this section, the term "Fund" also refers a the Portfolio.

         The Fund intends to distribute substantially all of its income, tax-exempt and taxable, including any net realized capital gains, and thereby be relieved of any federal income tax liability to the extent of such distributions. The Fund intends to retain for its shareholders the tax-exempt status with respect to tax-exempt income received by the Fund. The distributions will be designated as "exempt-interest dividends," taxable ordinary income, and capital gains. The Fund may also invest in Municipal Securities the interest on which is subject to the federal alternative minimum tax. The source of exempt-interest dividends on a state-by-state basis and the federal income tax status of all distributions will be reported to shareholders annually. Such report will allocate income dividends between tax-exempt, taxable income, and alternative minimum taxable income in approximately the same proportions as the Fund's total income during the year. Accordingly, income derived from each of these sources by the Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually. The proportion of such dividends that constitutes taxable income will depend on the relative amounts of assets invested in taxable securities, the yield relationships between taxable and tax-exempt securities, and the period of time for which such securities are held. The Fund may, under certain circumstances, temporarily invest its assets so that less than 80% of gross income during such temporary period will be exempt from federal income taxes. (See Investment Policies.)

         Because capital gains distributions reduce net asset value, if a shareholder purchases shares shortly before a record date he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         Because the taxable portion of the Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as "exempt-interest dividends," will qualify under the Internal Revenue Code for the dividends received deduction available to corporations.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund is not deductible for federal income tax purposes. Under rules applied by the Internal Revenue Service to determine whether borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may, depending upon the circumstances, be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         If you redeem at a loss shares of the Fund held for six months or less, that loss will not be recognized for federal income tax purposes to the extent of exempt-interest dividends you have received with respect to those shares. If any such loss exceeds the amount of the exempt-interest dividends you received, that excess loss will be treated as a long-term capital loss to the extent you receive any long-term capital gain distribution with respect to those shares.

         Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisors before purchasing shares. Such persons may find investment in the Fund unsuitable for tax reasons. Corporate investors may also wish to consult their own tax advisors before purchasing shares. In addition, certain property and casualty insurance companies, financial institutions, and United States branches of foreign corporations may be adversely affected by the tax treatment of the interest on Municipal Securities.

                             INVESTMENT PERFORMANCE


         The Fund may quote yield figures from time to time. The "Yield" of the Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. A "Tax-Equivalent Yield" is computed by dividing the portion of the Yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Yield that is not tax-exempt.

         The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)6 - 1].

Where:      a    =    dividends and interest earned during the period. (For
                             this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)

            b     =    expenses accrued for the period (net of reimbursements).

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
            d     =    the ending net asset value of the Fund for the period.

         For example, the Yields of the Fund* for the 30-day period ended May 31, 2000, were:


                                   High-Yield Municipals Fund Yield = 5.58% Tax-Equivalent Yield = 9.23% (assuming 39.6% tax rate)


*Performance information is based on the Fund's Class S shares.



         The Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.


       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n


Where:    P    = a hypothetical initial payment of $1,000
          T    = average annual total return
          n    = number of years
          ERV  = ending redeemable value of a hypothetical $1,000 payment at th beginning of the period at the end of the period
                (or fraction portion).


                    Ending              Total Return       Average Annual
                    Redeemable          Percentage *       Total Return
                    Value *

1 year              $1,032                 3.18%            3.18%
5 years              1,412                41.17             7.14
10 years             1,962                96.17             6.97



           *Performance information is based on the Fund's Class S shares.



         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The
Washington Post Working Women Worth     Your Money 1

         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believe to be generally accurate. All of the Fund may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the benchmarks indicated below:




Lehman Brothers Municipal Bond Index


Lipper High-Yield Municipal Bond Funds Average


Lipper Municipal Bond Fund Average


Morningstar Municipal Bond (High-Yield) Funds Average



Morningstar Municipal National Long-term Bond Funds Average

-----------------------------------------------------------------------------

Morningstar Long-Term Tax-Exempt Fund Average

-----------------------------------------------------------------------------


         The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by those services or category averages and rankings provided by another independent service. Should these services reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or rank with those of other funds in the newly-assigned category (or the average of such category) as published by the service.

         In advertising and sales literature, the Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of its monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Investors may desire to compare the Fund's performance to that of various bank products. The Fund may compare its tax-equivalent yield to the average rates of bank and thrift institution certificates of deposit. The rates published weekly by the BANK RATE MONITOR(C), a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR(C) National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Bank account minimums range upward from $2,500 in each institution and compounding methods vary. Rates are subject to change at any time specified by the institution. The Fund's net asset value and investment return will vary. Bank account deposits may be insured; Fund accounts are not insured. Bank certificates of deposit may offer fixed or variable rates for a set term. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the next determined net asset value after a request is received, without charge.

         The Fund may also compare their respective tax-equivalent yields to the average rate for the taxable fund category of the aforementioned services.


         Of course, past performance is not indicative of future results.
                                                 ----------------


         To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                    Common stocks
                                    Small company stock
                                    Long-term corporate bonds
                                    Long-term government bonds
                                    Intermediate-term government bonds
                                    U.S. Treasury bills
                                    Consumer Price Index


       The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax-exempt investing on a hypothetical investment. Tax-exempt income, however, may be subject to state and local taxes and the federal minimum tax. Marginal tax brackets are based on 1993 federal tax rates and are subject to change. "Joint Return" is based on two exemptions and "Single Return" is based on one exemption. The results would differ for different numbers of exemptions.

                              Tax-Equivalent Yields


   Taxable Income
     (thousands)                                                       A taxable investment must yield the
                                                                      following to equal a tax-exempt yield of:
                                                          Marginal           ----------------------------------------
                                                          Tax
        Joint Return               Single Return          Bracket      4%      5%     6%      7%       8%
                                                          -------

-------------------------------------------------------              ----------------------------------------

    $0.0       -     36.9         $0.0   -     22.1        15%         4.71    5.88   7.06     8.24    9.41
   $36.9       -     89.2        $22.1   -     53.5        28%         5.56    6.94   8.33     9.72   11.11
   $89.2       -    140.0        $53.5   -    115.0        31%         5.80    7.25   8.70    10.14   11.59
  $140.0       -    250.0       $115.0   -    250.0        36%         6.25    7.81   9.38    10.94   12.50
  $250.0+                       $250.0+                    39.6%       6.62    8.28   9.93    11.59   13.25


         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.


         From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM and asset allocation and other investment strategies.


               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS


         The Fund (which is a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. The feeder Fund bears its proportionate share of the expenses of its master Portfolio.


         Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.


         The Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

         The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

         The common investment objectives of the Fund and the Portfolio are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to the Fund's shareholders.

         The fundamental policies of the Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If the Fund, as the Portfolio investor, is requested to vote on a change in a fundamental policy of the Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

         In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in the portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

         Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in the Portfolio. Investment by such other investors in the Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.


         Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.



                                APPENDIX--RATINGS


Ratings in General. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of Municipal Securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. Stein Roe, through independent analysis, attempts to discern variations in credit ratings of the published services, and to anticipate changes in credit ratings. The following is a description of the characteristics of certain ratings used by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch IBCA.

Ratings by Moody's
Municipal Bonds: Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa bonds.


A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa through B classifications of its municipal bond rating system and in the Aa through Caa classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal  Notes:  MIG  1.  This  designation  denotes  best  quality.   There
is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities: Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper: Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1         Highest Quality
Prime-2         Higher Quality
Prime-3         High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds: The description of the applicable rating symbols and their meanings is identical to that of its Municipal Bond ratings as set forth above.

Ratings by S&P:
Municipal Bonds: AAA. Bonds rated AAA have the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher-rated categories.


BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C1. The rating C1 is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating also is issued upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTE: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major ratings categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:   SP-1. Notes rated SP-1 have very strong or string capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

o Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

o Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities: S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper: A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are futher refined with the designations 1,2, and 3 to indicate the relative degree to safety.

A-1.      This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:    The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.


RATINGS BY FITCH IBCA

Investment Grade Bond Ratings Fitch IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch IBCA's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch IBCA reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch IBCA ratings are not recommendations tobuy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments  made in  respect of any  security.

Fitch IBCA ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch IBCA believes to be reliable.

Fitch IBCA does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA.      Bonds and preferred stock considered to be investment grade   and  of
the     highest credit quality.    The obligor  has an exceptionally strong
ability to pay interest and/or dividends   and repay principal, which is
unlikely to be affected by reasonably foreseeable events.

AA. Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bond and preferred rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A. Bonds and preferred stock considered to be investment grade and of high quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB. Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred will fall below investment grade is higher than for securities with higher ratings.

BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B. Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC.      Bonds have certain identifiable characteristics which,  if  not
remedied,   may lead to default. The ability  to meet obligations requires an advantageous business  and economic environment.

CC. Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C. Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D. Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) or Minus(-). Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

NR.   Indicates that Fitch IBCA  does  not rate the
specific issue.

Conditional.  A conditional rating is premised on the  successful completion of
a  project   or the  occurrence of  a  specific event.

Suspended.    A suspended rating is when Fitch IBCA deems the amount of
information available  from the  issuer  to be   inadequate for rating
purposes.

Withdrawn. A withdrawn rating will be when an issue matures or is called or refinanced, and, at Fitch IBCA's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert. Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

Ratings Outlook.     An outlook is used to describe the most likely direction
of any rating change over the intermediate term.   It   is described    as
"Positive"   or "Negative."  The  absence of designation indicates     a
stable outlook.

Short-Term Ratings

F-1+.  Exceptionally Strong   Credit Quality. Issues assigned this rating are
regarded as having  the strongest degree of assurance   for
timely payment.

F-1.       Very Strong   Credit Quality.  Issues assigned this rating  reflect
an    assurance of timely payment only slightly less in degree  than issues rated F-1+.

F-2.       Good Credit Quality. Issues assigned this rating  have  a
satisfactory degree of assurance   for timely payment, but the  margin  of
safety  is  not as   great   as for issues assigned   F-1+ and  F-1
ratings.

F-3.       Fair Credit Quality.    Issues assigned  this  rating  have
characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S.       Weak Credit Quality.  Issues assigned   this rating have
characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in
financial   and economic conditions.

D.     Default. Issues assigned this rating  are  in actual  or imminent payment default.
--------------------


S28-16/148C-0700

--------
1 A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS
         [Note: As used herein, the term "PEA" refers to a post- effective amendment to the Registration Statement of the Registrant under the Securities Act of 1933, No.

         2-99356..]

(a)(1) Form of Agreement and Declaration of Trust as amended and restated
         dated [   ].
(b)(1) By-Laws of Registrant as amended through 2/3/93.
       (Exhibit 2 to PEA #21.)*
   (2) Amendment to By-Laws dated 2/4/98.  (Exhibit 2(b) to
       PEA #26.)*

(c)    None.

(d)(1) Management agreement between Registrant and Stein Roe & Farnham Incorporated ("Stein Roe") relating to the series designated Stein Roe Intermediate Municipals Fund and Stein Roe Managed Municipals Fund dated 7/1/96 as amended through 2/2/98. (Exhibit 5 to PEA #26.)*

   (2) Management Agreement between SR&F Base Trust and Stein Roe dated 8/15/95, as amended through 6/28/99.

(e) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99.

(f)    None.

(g) Custodian contract between Registrant and State Street Bank and Trust Company ("Bank") dated 12/31/87 as amended through 5/8/95. (Exhibit 8 to PEA #18.)*

(h)(1) Administrative agreement between Registrant and Stein Roe as amended through 7/1/96. (Exhibit 9(c) to PEA #21.)*

   (2) Accounting and Bookkeeping Agreement between the Registrant and Stein Roe dated 8/3/99. (Exhibit to PEA #27)*
   (3) Restated transfer agency agreement between Registrant and SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99. (Exhibit to PEA #27)*
   (4) Sub-transfer agent agreement between SteinRoe Services
       Inc. and Liberty Funds Services, Inc. (formerly named Colonial Investors Service Center, Inc.) dated 7/3/96 as amended through 3/31/99. (Exhibit to PEA #27)*

(i)(1) Opinions and consents of Bell, Boyd & Lloyd and Ropes & Gray with respect to the series of Registrant designated SteinRoe Tax-Exempt Money Fund (now named Stein Roe Municipal Money Market Fund), SteinRoe Intermediate Municipals

         (now named Stein Roe Intermediate Municipals Fund,
         SteinRoe  Managed  Municipals  (now named Stein Roe Managed  Municipals
         Fund)  And  SteinRoe   High-Yield   Municipals  (now  named  Stein  Roe
         High-Yield Municipals Fund. (Exhibit 10 to PEA 21.)*

     (2) Consent of Bell Boyd & Lloyd LLC.

      (j)(1) Opinion and consent of Bell, Boyd & Lloyd to SteinRoe Intermediate Municipals (now named Stein Roe Intermediate Municipals Fund) regarding tax-exempt status of standby commitments. (Exhibit 11(b) to PEA #21)*
         (2) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA #21.)*
         (3) Consent of Ernst & Young LLP.

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan. (Exhibit (m) to PEA #27)*

(n)    Rule 18f-3 Plan. (Exhibit (n) to PEA #27)*

(o)    Mutual Funds Application. (Exhibit (o) to PEA #27)*
-------------------------------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlled by, or under common control with, other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," "Distributor," and "Transfer Agent" in the statement of additional information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and  Declaration of Trust of Registrant  (Exhibit
a), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

To the extent required under the 1940 Act,

    (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

   (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

  (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, Stein Roe & Farnham Incorporated ("Stein Roe"), the other investment companies advised by Stein Roe, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect Stein Roe or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement dated July 1, 1995, among the Registrant, its transfer agent and Stein Roe, Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Stein Roe against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of Stein Roe that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of Stein Roe.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by SteinRoe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                              POSITION FORMERLY
                                   HELD WITHIN

                     CURRENT POSITION              PAST TWO YEARS
                     -------------------           --------------
STEINROE SERVICES INC.
Kevin M. Carome       Assistant Clerk

Kenneth J. Kozanda                                VP; Treasurer
C. Allen Merritt, Jr. Director; Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and

                             Chief Executive Officer

Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Joseph R. Palombo  Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President

Kevin M. Carome       Executive VP                     VP; Secretary
Denise Chasmer              Vice President
Nancy L. Conlin    Senior VP;Secy.              VP; Asst. Secy.
J. Kevin Connaughton        VP and Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail Knudsen                Vice President
Stephen F. Lockman    Vice-President
Pamela A. McGrath  Senior VP;Treasurer
Mary D. McKenzie   Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Joseph R. Palumbo  Executive Vice President
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
Kevin M. Carome       Executive VP              VP;Secy.
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Jane M. Naeseth       Vice-President

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President

Kevin M. Carome       Executive VP               VP; Asst. Secy.
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President

Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Maureen G. Newman     Vice-President

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
William M. Wadden IV  Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.

                          Position and Offices      Positions and

Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith           Vice President                     None
Babbitt, Debra             VP & Compliance Officer            None
Bartlett, John             Managing Director                  None
Bertrand, Thomas           Vice President                     None
Blakeslee, James           Senior Vice President              None
Bozek, James               Senior Vice President              None
Brown, Beth                Vice President                     None
Burtman, Tracy             Vice President                     None
Campbell, Patrick          Vice President                     None
Carroll, Sean                       Vice President                     None
Claiborne, Doug            Vice President                     None
Chrzanowski, Daniel        Vice President                     None
Conley, Brook                       Vice President                     None
Clapp, Elizabeth A.        Managing Director                  None
Conlin, Nancy L.           Director; Clerk                    None
Costello, Matthew          Vice President                     None
Couto, Scott                        Vice President                     None
Davey, Cynthia             Senior Vice President              None
Desilets, Marian H.        Vice President                     None
Devaney, James             Senior Vice President              None
DiMaio, Steve              Vice President                     None
Downey, Christopher        Vice President                     None
Dupree, Robert             Vice President                     None
Emerson, Kim P.            Senior Vice President              None
Evans, C. Frazier          Managing Director                  None
Evitts, Stephen            Vice President                     None
Feldman, David             Managing Director                  None
Feloney, Joseph            Vice President                     None
Fifield, Robert            Vice President                     None
Fisher, James                       Vice President                     None
Fragasso, Philip           Managing Director         None
Gariepy, Tom               Vice President                     None
Gauger, Richard            Vice President                     None
Gerokoulis, Stephen A.     Senior Vice President              None
Gibson, Stephen E.         Director; Chairman of Board        None
Goldberg, Matthew          Senior Vice President              None
Gupta, Neeti               Vice President                     None
Geunard, Brian             Vice President                     None
Grace, Anthony                      Vice President                     None
Gubala, Jeffrey            Vice President                     None
Harrington, Tom            Senior Vice President              None
Hodgkins, Joseph           Senior Vice President       None
Huennekens, James          Vice President                     None
Hussey, Robert             Senior Vice President       None
Iudice, Jr., Philip        Treasurer and CFO                  None
Ives, Curt                          Vice President                     None
Jones, Cynthia             Vice President                     None
Jones, Jonathan            Vice President                     None
Kelley, Terry M.           Vice President                     None
Kelson, David W.           Senior Vice President              None
Lewis, Blair                        Vice President                     None
Libutti, Chris             Vice President                     None
Lynch, Andrew                       Managing Director         None
Lynn, Jerry                         Vice President                     None
Martin, John               Senior Vice President              None
Martin, Peter              Vice President                     None
McCombs, Gregory           Senior Vice President              None
McKenzie, Mary             Vice President                     None
Menchin, Catherine         Senior Vice President              None
Miller, Anthony            Vice President                     None
Moberly, Ann R.            Senior Vice President              None
Morse, Jonathan            Vice President                     None
Nickodemus, Paul           Vice President                     None
O'Shea, Kevin              Managing Director                  None
Piken, Keith               Vice President                     None
Place, Jeffrey             Managing Director                  None
Powell, Douglas            Vice President                     None
Predmore, Tracy            Vice President                     None
Quirk, Frank               Vice President                     None
Raftery-Arpino, Linda      Senior Vice President              None
Ratto, Gregory             Vice President                     None
Reed, Christopher B.       Senior Vice President              None
Riegel, Joyce B.           Vice President                     None
Robb, Douglas              Vice President                     None
Sandberg, Travis           Vice President                     None
Santosuosso, Louise        Senior Vice President              None
Schulman, David            Senior Vice President              None
Scully-Power, Adam                  Vice President                     None
Shea, Terence              Vice President              None
Sideropoulos, Lou          Vice President                     None
Sinatra, Peter             Vice President                     None
Smith, Darren              Vice President                     None
Soester, Trisha            Vice President                     None
Studer, Eric               Vice President                     None
Sweeney, Maureen           Vice President                     None
Tambone, James             Chief Executive Officer            None
Tasiopoulos, Lou           President                          None
Torrisi, Susan                      Vice President                     None
Vail, Norman                        Vice President                     None
VanEtten, Keith H.         Senior Vice President              None
Warfield, James            Vice President                     None
Wess, Valerie              Senior Vice President              None
Young, Deborah             Vice President                     None
Zarker, Cynthia E.                  Senior Vice President              None
---------
* The address of Ms. Riegel is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 28.  Location of Accounts and Records.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

None.




                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 28th day of July, 2000.

                                   LIBERTY-STEIN ROE FUNDS
                                 MUNICIPAL TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            July 28, 2000
Stephen E. Gibson
Principal Executive Officer


J.KEVIN CONNAUGHTON         Controller            July 28, 2000
J. Kevin Connaughton
Principal Accounting Officer

JOHN A. BACON JR.           Trustee              July 28, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee              July 28, 2000
William W. Boyd

LINDSAY COOK                Trustee              July 28, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee              July 28, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee              July 28, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee              July 28, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee              July 28, 2000
Thomas C. Theobald

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 28th day of July, 2000.

                                 SR&F BASE TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            July 28, 2000
Stephen E. Gibson
Principal Executive Officer

J. KEVIN CONNAUGHTON       Controller           July 28, 2000
J. Kevin Connaughton
Principal Accounting Officer

JOHN A. BACON JR.           Trustee              July 28, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee              July 28, 2000
William W. Boyd

LINDSAY COOK                Trustee              July 28, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee              July 28, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee              July 28, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee              July 28, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee              July 28, 2000
Thomas C. Theobald



VINCENT P. Pietropaolo
Vincent P. Pietropaolo

Attorney-in-Fact for the Trustees

                              EXHIBIT INDEX

(a)(1) Form of Agreement and Declaration of Trust as amended and restated
         dated [   ].

(i)(2) Consent of Bell, Boyd & Lloyd LLC.

(j)(3) Consent of Ernst & Young LLP.